Income Tax	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Income Tax
28.	INCOME TAX

a)	Inflation adjustment on income tax
Tax Reform Law 27430, amended by Laws 27468 and 27541, established the following, regarding to inflation adjustment on income tax for the fiscal years beginning on January 1, 2018.

i)	Such adjustment will be applicable in the fiscal year in which the variation of the IPC will be higher than 100% for the thirty-six months before the end of the tax period.

ii)
Regarding to the first, second and third fiscal year after its effective date, this procedure will be applicable if the variation of the abovementioned index, calculated from the beginning until the end of each of those fiscal years exceeds 55%, 30% and 15% for the first, second and third fiscal year of application, respectively.

iii)
The positive or negative inflation adjustment, as the case may be, corresponding to the first, second and third fiscal years beginning on January 1, 2018, shall be allocated one third in the fiscal year for which the adjustment is calculated and the remaining two thirds in equal parts in the following two immediate fiscal years.

iv)
The positive or negative inflation adjustment, corresponding to the first and second fiscal years beginning on January 1, 2019, shall be allocated one sixth to the fiscal year in which the adjustment is determined and the remaining five sixth in the following immediate fiscal years.

v)	For fiscal years beginning on January 1, 2021, 100% of the adjustment may be deducted in the year in which it will be determined.
As of December 31, 2020 and 2019, all the conditions established by the income tax Law to practice the inflation adjustment are met and the current and deferred income tax was recognized, including the effects of the application of the inflation adjustment on income taxes established by Law (see section d) of this note).

b)	Income tax rate
The Law No. 27541 (see note 52) suspends, up to fiscal years beginning on January 1, 2021 included, the income tax rate reduction that had established the Law 27430, setting up for the suspended period a rate of 30%.

c)	The main items of deferred income tax
This tax shall be recognized following the liability method, recognizing (as credit or debt) the tax effect of temporary differences between the carrying amount of an asset or liability and its tax base, and its subsequent recognition in profit or loss for the fiscal year in which the reversal of such differences occurs, considering as well the possibility of using tax losses in the future.
Deferred tax assets and deferred tax liabilities in the statement of financial position are as follows:

	12/31/2020	12/31/2019
Deferred tax assets
Loans and other financing	1,708,157	393,633
Provisions and employee benefits	591,113	529,485
Allowances for contingencies	365,174	594,761
Inflation adjustment (section d) of this note)	112,133	7,404,561
Leases	106,147	82,349
Other	161,767	407,933

Total deferred tax assets	3,044,491	9,412,722

Deferred tax liabilities
Property, plant and equipment and other non-financial assets	6,851,232	7,104,570
Intangible assets	1,377,624	1,320,956
Investments in other companies	1,283,901	889,262
Profit or loss for forward sale	511,718	317,513
Other	404,949	484,485

Total deferred tax liabilities	10,429,424	10,116,786

Net deferred tax liabilities	7,384,933	704,064

In the consolidated financial statements, tax assets (current and deferred) of an entity of the Group shall not be offset with the tax liabilities (current and deferred) of other entity of the Group because they correspond to income tax applicable to different taxable subjects and also they are not legally entitled before the tax authority to pay or receive only one amount to settle the net position.
Changes in net deferred tax assets and liabilities as of December 31, 2020 and 2019 are summarized as follows:

	12/31/2020	12/31/2019
Net deferred tax liabilities at beginning of year	704,064	4,903,673
(Loss) / Profit for deferred taxes recognized in the statement of income	(6,680,869)	4,252,350	(*)
Other tax effects		(52,741)

Net deferred tax liabilities at fiscal year end	7,384,933	704,064

(*)
Includes the effect as explained in points a) and d) of this note. The entire changes in the deferred income tax is recorded in the statement of income and there is not impact in the statement of other comprehensive income.

The income tax recognized in the consolidated statement of income and in the consolidated statement of other comprehensive income differs from the income tax to be recognized if all income were subject to the current tax rate (see note 3.13).
The main items of income tax expense in the consolidated financial statements are as follows:

	12/31/2020	12/31/2019	12/31/2018
Current income tax expense (see section d) of this note)	4,401,927	17,920,438	14,994,896	(*)
Loss / (Profit) for deferred taxes recognized in the statement of income	6,680,869	(4,252,350)	887,187
Other tax effects		52,741	90,972
Monetary effects	1,964,154	3,897,322	3,862,096

Income tax loss recorded in the statement of income	13,046,950	17,618,151	19,835,151
Income tax loss / (profit) recorded in other comprehensive income	128,007	198,128	(302,153)

	13,174,957	17,816,279	19,532,998

(*)	The current income tax expense for the fiscal year 2020 includes the effects for the criterion adopted as described in point d) of this note.
The table below shows the reconciliation between income tax and the amounts obtained by applying the current tax rate in Argentina to the income carrying amount:

	12/31/2020	12/31/2019	12/31/2018
Accounting Income before tax on continuing operations	39,201,644	45,823,464	18,335,432
Applicable income tax rate	30%	30%	30%

Income tax on income carrying amount	11,760,493	13,747,039	5,500,630

Net permanent differences and other tax effects	(8,117,904)	(9,069,732)	297,930
Monetary effects	9,404,361	12,940,844	14,036,591

Total income tax	13,046,950	17,618,151	19,835,151

As of December 31, 2020, 2019 and 2018, the effective income tax rate is 33.3%, 38.4% and 108.2%, respectively.

d)
As decided by the Board of Directors in the meeting dated May 11, 2020, considering certain case-law
on the subject assessed by its legal and tax advisors, on May 26, 2020, the Bank filed with the Administración Federal de Ingresos Públicos (AFIP, for its acronym in Spanish) its annual income tax return considering the total effect of the inflation adjustment on income tax (see section a) iv) of this note). As a result, the current income tax determined by Banco Macro SA for fiscal year 2019 amounted to 7,002,124 (not restated). The same criterion has been applied to determine the annual provision for 2020, which generated an accrued income tax for Banco Macro SA for such fiscal year that amounted to 10,230,500 (not restated).

In addition, on October 24, 2019 Banco Macro SA filed to
AFIP-DGI
two requests for the recovery of payments established by the first paragraph of section 81 Law 11683, in order to obtain the return of the amounts of 4,782,766 and 5,015,451 (not restated), paid to the tax authority as income tax for the fiscal years 2013 to 2017 and 2018, respectively, due to the impossibility to apply the inflation adjustment method established by the Income Tax Law (before the amendments include by Laws 27430 and 27468, for the fiscal years 2013 to 2017, and as per 2019 and amendments, for the fiscal year 2018), plus the related compensatory interest (files SIGEA Nº 19144-14224/2019 and 19144-14222/2019). As the regulatory authority has not resolved the abovementioned claims, on August 7, 2020 the Bank filed, under the terms of the second paragraph of section 81 Law 11683, the requests for the recovery of payment to the Federal Civil and Commercial Court of Appeal which are in process at Court Nº 8 and 2, respectively (Files 11285/2020 and 11296/2020).